MGI Funds
99 High Street
Boston, MA 02110
1933 Act Rule 497(j)
1933 Act File No. 333-123467
1940 Act File No. 811-21732
August 1, 2011
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	MGI Funds (the “Registrant”) SEC File Nos. 333-123467 and 811-21732 Rule 497(j) filing
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 8 filed electronically with the U.S. Securities and Exchange Commission on July 28, 2011.
     Please direct any question or comments relating to this certification to me at 617-747-9570

Sincerely,
/s/ Colin Dean
Colin Dean
Vice President, and Assistant Secretary